Note 18 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-hedging interest rate swaps	$ (727)	$ (436)	$ (1,113)
Forward contracts	124	(112)	197
Total	$ (603)	$ (548)	$ (916)